Note 5 - Insurance Premium Financing	12 Months Ended
Sep. 30, 2022
Insurance Premium Financing [Member]
Notes to Financial Statements
Short-Term Debt [Text Block]
5.	INSURANCE PREMIUM FINANCING

In July 2022, the Company entered into a finance agreement with First Insurance Funding in order to fund a portion of its insurance policies. The amount financed is approximately $354,000 and incurs interest at a rate of 2.99%. The Company is required to make monthly payments of approximately $35,000 through April 2023. The outstanding balance as of September 30, 2022 was approximately $248,000.